Stockholder's equity	12 Months Ended
Dec. 31, 2017
Stockholder's equity
Stockholder's equity

14. Stockholder’s equity

Employee Stock Purchase Plan

In December 2009, the Company established the KapStone Paper and Packaging Corporation Employee Stock Purchase Plan (“ESPP”), effective January 1, 2010. The ESPP allows for employees to purchase shares of Company stock at a five percent discount from market price. A total of 1,000,000 shares were reserved for future purchases under the ESPP (amount reflects the stock split announced in December 2013).  A total of 46,743 shares and 62,636 shares were issued under the ESPP for the years ended December 31, 2017 and 2016, respectively.

Common Stock Reserved for Issuance

At December 31, 2017, approximately 6.3 million shares of common stock were reserved for issuance, including 5.6 million shares for stock awards and 0.7 million shares for the ESPP.

Cash Dividends

For the years ended December 31, 2017 and 2016, we paid $38.7 million of dividends to stockholders. On December 15, 2017, the board of directors approved a quarterly cash dividend $0.10 per share, which was paid on January 12, 2018, to stockholders of record as of December 29, 2017.